Variable Interest Entities (Trust preferred Securities) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	$ 457,136		$ 497,439
Principal amount of subordinated note/ debenture issued to trust	312,894
Summary of Outstanding Trust Preferred Securities (Textuals) [Abstract]
Variable rate basis	three month LIBOR
Rate spread over three month LIBOR	0.00%
Sky Financial Capital Trust IV [Member]
Summary of Outstanding Trust Preferred Securities
Interest rate on Trust Preferred Securities	1.65%	[1]
Principal amount of subordinated note/ debenture issued to trust	74,320	[2]
Summary of Outstanding Trust Preferred Securities (Textuals) [Abstract]
Rate spread over three month LIBOR	1.40%
Sky Financial Capital Trust III [Member]
Summary of Outstanding Trust Preferred Securities
Interest rate on Trust Preferred Securities	1.65%	[1]
Principal amount of subordinated note/ debenture issued to trust	72,165	[2]
Summary of Outstanding Trust Preferred Securities (Textuals) [Abstract]
Rate spread over three month LIBOR	1.40%
Huntington Capital II [Member]
Summary of Outstanding Trust Preferred Securities
Interest rate on Trust Preferred Securities	0.87%	[3]
Principal amount of subordinated note/ debenture issued to trust	54,593	[2]
Summary of Outstanding Trust Preferred Securities (Textuals) [Abstract]
Rate spread over three month LIBOR	0.63%
Huntington Capital I [Member]
Summary of Outstanding Trust Preferred Securities
Interest rate on Trust Preferred Securities	0.94%	[4]
Principal amount of subordinated note/ debenture issued to trust	111,816	[2]
Summary of Outstanding Trust Preferred Securities (Textuals) [Abstract]
Rate spread over three month LIBOR	0.70%
Trust Preferred Securities Total [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	0		0
2011 Automobile Trust [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	3,040		7,076
Tower Hill Securities [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	66,702		87,075
Low Income Housing Tax Credit Partnerships [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	317,226		324,419
2012-1 Automobile Trust [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	5,975		12,649
2012-2 Automobile Trust [Member]
Summary of Outstanding Trust Preferred Securities
Maximum exposure to loss	$ 7,396		$ 13,616

[1]	Variable effective rate at December 31, 2013, based on three month LIBOR + 1.40.
[2]	Represents the principal amount of debentures issued to each trust, including unamortized original issue discount.
[3]	Variable effective rate at December 31, 2013, based on three month LIBOR + 0.625.
[4]	Variable effective rate at December 31, 2013, based on three month LIBOR + 0.70.